Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 754,169	€ 493,083	€ 309,332
Property and equipment, net	46,862	12,853
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	199,423	128,891	54,560
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	76,599	67,470	57,826
Property and equipment, net	46,098	12,676
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,745	61,541	46,707
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,715	29,206	25,776
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	31,272	26,394	23,197
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	33,112	23,156	15,422
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	289,303	156,425	€ 85,844
Property and equipment, net	€ 764	€ 177